United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

811-07925
(Investment Company Act File Number)

WesMark Funds
(Exact Name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, WV 26003
(Address of Principal Executive Offices)

(304) 234-9000
(Registrant's Telephone Number)

Karen Gilomen, Esquire
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2016

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

September 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.9%
CONSUMER DISCRETIONARY-10.2%
	Apparel Retail-3.2%
44,283	Foot Locker, Inc.	$2,998,845

	Automotive Retail-5.0%
27,089	CST Brands, Inc.	1,302,710
36,200	Lithia Motors, Inc., Class A	3,457,824
		4,760,534
	Consumer Electronics-0.5%
55,969	ZAGG, Inc.(1)	453,349

	Home Furnishings-0.9%
27,839	Ethan Allen Interiors, Inc.	870,525

	Restaurants-0.6%
3,950	Buffalo Wild Wings, Inc.(1)	555,923

TOTAL CONSUMER DISCRETIONARY		9,639,176

CONSUMER STAPLES-9.7%
	Brewers-1.3%
8,068	Boston Beer Co., Inc., Class A(1)	1,252,638

	Food Retail-1.3%
9,930	Casey's General Stores, Inc.	1,193,089

	Household Products-2.8%
19,033	Spectrum Brands Holdings, Inc.	2,620,654

	Packaged Foods & Meats-2.9%
50,775	WhiteWave Foods Co.(1)	2,763,683

	Personal Products-1.4%
16,181	Edgewell Personal Care Co.(1)	1,286,713

TOTAL CONSUMER STAPLES		9,116,777

ENERGY-2.8%
	Oil & Gas Exploration & Production-2.1%
39,077	Carrizo Oil & Gas, Inc.(1)	1,587,308
14,039	Gulfport Energy Corp.(1)	396,602
		1,983,910
	Oil & Gas Refining & Marketing-0.7%
8,665	Tesoro Corp.	689,387

TOTAL ENERGY		2,673,297

FINANCIALS-19.6%
	Asset Management & Custody Banks-3.1%
13,415	Eaton Vance Corp.	523,856
Shares/Principal Amount		Value
80,985	Federated Investors, Inc., Class B	$2,399,585
		2,923,441
	Investment Banking & Brokerage-1.8%
45,541	Stifel Financial Corp.(1)	1,751,052

	Property & Casualty Insurance-1.7%
19,500	Allied World Assurance Co. Holdings AG	788,190
20,000	First American Financial Corp.	785,600
		1,573,790
	Regional Banks-11.6%
41,325	Associated Banc-Corp.	809,557
40,851	BancorpSouth, Inc.	947,743
20,363	Banner Corp.	890,678
111,348	Cardinal Financial Corp.	2,905,069
58,716	First Horizon National Corp.	894,245
58,481	Fulton Financial Corp.	849,144
23,714	MB Financial, Inc.	902,080
67,436	Old National Bancorp	948,150
11,705	South State Corp.	878,343
33,521	Trustmark Corp.	923,839
		10,948,848
	Reinsurance-1.4%
27,282	Validus Holdings, Ltd.	1,359,189

TOTAL FINANCIALS		18,556,320

HEALTH CARE-15.0%
	Health Care Equipment-3.4%
25,000	Analogic Corp.	2,215,000
11,603	Hill-Rom Holdings, Inc.	719,154
2,800	Integra LifeSciences Holdings Corp.(1)	231,140
		3,165,294
	Health Care Facilities-0.6%
8,999	Amsurg Corp.(1)	603,383

	Health Care Services-0.3%
62,000	Sharps Compliance Corp.(1)	268,460

	Health Care Supplies-2.5%
11,500	Align Technology, Inc.(1)	1,078,125
23,000	Neogen Corp.(1)	1,286,620
		2,364,745
	Life Sciences Tools & Services-4.3%
5,496	Charles River Laboratories International, Inc.(1)	458,037
14,000	ICON PLC(1)	1,083,180
36,645	PAREXEL International Corp.(1)	2,544,995
		4,086,212
	Pharmaceuticals-3.9%
36,283	Catalent, Inc.(1)	937,552
56,403	Prestige Brands Holdings, Inc.(1)	2,722,573
		3,660,125
TOTAL HEALTH CARE		14,148,219

Shares/Principal Amount		Value
INDUSTRIALS-22.6%
	Aerospace & Defense-5.3%
74,350	Hexcel Corp.	$3,293,705
29,246	Moog, Inc., Class A(1)	1,741,307
		5,035,012
	Airlines-2.1%
15,000	Allegiant Travel Co.	1,981,050

	Building Products-6.5%
44,987	AAON, Inc.	1,296,525
26,981	Lennox International, Inc.	4,236,827
18,914	Masco Corp.	648,939
		6,182,291
	Construction & Engineering-3.1%
103,445	Quanta Services, Inc.(1)	2,895,426

	Diversified Support Services-0.9%
6,411	UniFirst Corp.	845,354

	Electronics-1.2%
17,549	OSI Systems, Inc.(1)	1,147,354

	Trading Companies & Distributors-2.1%
24,666	United Rentals, Inc.(1)	1,936,034

	Trucking-1.4%
20,528	Ryder System, Inc.	1,353,822

TOTAL INDUSTRIALS		21,376,343

INFORMATION TECHNOLOGY-10.4%
	Application Software-0.7%
14,253	PTC, Inc.(1)	631,550

	Computer Hardware-0.4%
12,536	NCR Corp.(1)	403,534

	Data Processing & Outsourced Services-1.3%
30,000	Syntel, Inc.(1)	1,257,300

	Internet Software & Services-1.9%
18,749	IAC/InterActiveCorp	1,171,250
49,021	Quotient Technology, Inc.(1)	652,470
		1,823,720
	Semiconductor Equipment-2.6%
84,573	Teradyne, Inc.	1,825,085
27,617	Ultratech, Inc.(1)	637,401
		2,462,486
	Semiconductors-0.9%
4,800	First Solar, Inc.(1)	189,552
28,116	Integrated Device Technology, Inc.(1)	649,480
		839,032
	Systems Software-1.0%
14,993	Qualys, Inc.(1)	572,582
27,229	SecureWorks Corp., Class A(1)	340,635
		913,217
Shares/Principal Amount		Value
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	$1,053,463

	Technology Hardware & Storage-0.5%
51,000	Nimble Storage, Inc.(1)	450,330

TOTAL INFORMATION TECHNOLOGY		9,834,632

MATERIALS-2.8%
	Forest Products-1.7%
87,405	Louisiana-Pacific Corp.(1)	1,645,836

	Paper Products-1.1%
47,949	PH Glatfelter Co.	1,039,535

TOTAL MATERIALS		2,685,371

UTILITIES-1.8%
	Electric Utilities-1.8%
39,460	Portland General Electric Co.	1,680,602

TOTAL UTILITIES		1,680,602

TOTAL COMMON STOCKS
(Cost $60,142,253)		89,710,737

SHORT TERM INVESTMENTS-5.2%
	Mutual Funds-5.2%
4,862,349	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	4,862,349

TOTAL SHORT TERM INVESTMENTS
(Cost $4,862,349)		4,862,349

TOTAL INVESTMENTS-100.1%
(Cost $65,004,602)		94,573,086
OTHER ASSETS AND LIABILITIES-NET(2)-(0.1)%		(83,655)
NET ASSETS-100.0%		$94,489,431

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2016.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

September 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.5%
CONSUMER DISCRETIONARY-15.4%
	Apparel Retail-3.4%
38,000	Foot Locker, Inc.	$2,573,360
45,000	Ross Stores, Inc.	2,893,500
70,000	TJX Cos., Inc.	5,234,600
		10,701,460
	Broadcasting-1.7%
100,000	CBS Corp., Class B	5,474,000

	Footwear-1.2%
74,000	NIKE, Inc., Class B	3,896,100

	Home Building-1.8%
90,000	Lennar Corp., Class A	3,810,600
65,000	Toll Brothers, Inc.(1)	1,940,900
		5,751,500
	Home Furnishings-1.2%
20,000	Mohawk Industries, Inc.(1)	4,006,800

	Internet Retail-3.4%
10,350	Amazon.com, Inc.(1)	8,666,158
18,280	Expedia, Inc.	2,133,642
		10,799,800
	Movies & Entertainment-1.2%
40,000	Walt Disney Co.	3,714,400

	Restaurants-1.5%
6,000	Chipotle Mexican Grill, Inc.(1)	2,541,000
40,000	Starbucks Corp.	2,165,600
		4,706,600
TOTAL CONSUMER DISCRETIONARY		49,050,660

CONSUMER STAPLES-8.8%
	Distillers & Vintners-1.6%
30,000	Constellation Brands, Inc., Class A	4,994,700

	Drugs Retail-4.3%
100,000	CVS Health Corp.	8,899,000
60,000	Walgreens Boots Alliance, Inc.	4,837,200
		13,736,200
	Food Retail-1.0%
75,000	Mondelez International, Inc., Class A	3,292,500

	Household Products-0.3%
21,200	Church & Dwight Co., Inc.	1,015,904

	Packaged Foods & Meats-1.6%
14,000	Kellogg Co.	1,084,580
Shares/Principal Amount		Value
72,000	WhiteWave Foods Co.(1)	$3,918,960
		5,003,540
TOTAL CONSUMER STAPLES		28,042,844

ENERGY-2.6%
	Oil & Gas-0.3%
29,000	Noble Energy, Inc.	1,036,460

	Oil & Gas Equipment & Services-0.3%
14,000	Schlumberger, Ltd.	1,100,960

	Oil & Gas Exploration & Production-1.2%
40,000	EQT Corp.	2,904,800
25,000	Range Resources Corp.	968,750
		3,873,550
	Oil & Gas Refining & Marketing-0.8%
45,000	Valero Energy Corp.	2,385,000

TOTAL ENERGY		8,395,970

FINANCIALS-11.5%
	Asset Management & Custody Banks-1.7%
2,950	BlackRock, Inc.	1,069,257
100,000	Invesco, Ltd.	3,127,000
17,000	State Street Corp.	1,183,710
		5,379,967
	Consumer Finance-0.9%
39,700	Capital One Financial Corp.	2,851,651

	Diversified Banks-2.2%
158,000	Wells Fargo & Co.	6,996,240

	Investment Banking & Brokerage-2.4%
6,700	Goldman Sachs Group, Inc.	1,080,509
200,000	Morgan Stanley	6,412,000
		7,492,509
	Property & Casualty Insurance-2.5%
64,000	Chubb, Ltd.	8,041,600

	Regional Banks-1.8%
150,000	BB&T Corp.	5,658,000

TOTAL FINANCIALS		36,419,967

HEALTH CARE-23.4%
	Biotechnology-3.0%
35,000	Amgen, Inc.	5,838,350
36,000	Celgene Corp.(1)	3,763,080
		9,601,430
	Health Care Distributors-1.8%
23,000	Cardinal Health, Inc.	1,787,100
24,000	McKesson Corp.	4,002,000
		5,789,100
	Health Care Technology-0.8%
40,000	Cerner Corp.(1)	2,470,000

	Life Sciences Tools & Services-3.2%
17,000	Illumina, Inc.(1)	3,088,220

Shares/Principal Amount		Value
50,000	Quintiles Transnational Holdings, Inc.(1)	$4,053,000
19,500	Thermo Fisher Scientific, Inc.	3,101,670
		10,242,890
	Managed Health Care-4.6%
55,000	Aetna, Inc.	6,349,750
60,000	UnitedHealth Group, Inc.	8,400,000
		14,749,750
	Pharmaceuticals-10.0%
110,000	Abbott Laboratories	4,651,900
20,000	Allergan plc(1)	4,606,200
75,000	Johnson & Johnson	8,859,750
85,000	Merck & Co., Inc.	5,304,850
92,000	Pfizer, Inc.	3,116,040
100,000	Zoetis, Inc.	5,201,000
		31,739,740
TOTAL HEALTH CARE		74,592,910

INDUSTRIALS-9.5%
	Aerospace & Defense-5.5%
50,000	Boeing Co.	6,587,000
75,000	Honeywell International, Inc.	8,744,250
15,000	Raytheon Co.	2,041,950
		17,373,200
	Air Freight & Logistics-1.6%
30,000	FedEx Corp.	5,240,400

	Industrial Conglomerates-2.4%
256,500	General Electric Co.	7,597,530

TOTAL INDUSTRIALS		30,211,130

INFORMATION TECHNOLOGY-18.8%
	Application Software-1.8%
40,000	salesforce.com, Inc.(1)	2,853,200
30,000	SAP SE ADR	2,742,300
		5,595,500
	Communications Equipment-1.2%
30,000	F5 Networks, Inc.(1)	3,739,200

	Computer Hardware-2.5%
70,000	Apple, Inc.	7,913,500

	Data Processing & Outsourced Services-3.7%
82,500	MasterCard, Inc.	8,396,025
85,000	PayPal Holdings, Inc.(1)	3,482,450
		11,878,475
	Internet Software & Services-3.0%
6,000	Alphabet, Inc., Class A(1)	4,824,360
6,016	Alphabet, Inc., Class C(1)	4,676,176
		9,500,536
	Semiconductors-3.3%
61,211	Avago Technologies, Ltd.	10,560,122

	Systems Software-3.3%
100,000	Microsoft Corp.	5,760,000
Shares/Principal Amount		Value
123,000	Oracle Corp.	$4,831,440
		10,591,440
TOTAL INFORMATION TECHNOLOGY		59,778,773

MATERIALS-2.5%
	Aluminum-1.0%
328,801	Alcoa, Inc.	3,334,042

	Diversified Chemicals-1.5%
45,000	PPG Industries, Inc.	4,651,200

TOTAL MATERIALS		7,985,242

TOTAL COMMON STOCKS
(Cost $197,019,467)		294,477,496

EXCHANGE TRADED FUNDS-3.2%
73,000	iShares® S&P 500® Growth ETF	8,881,180
50,000	PowerShares Dynamic Building & Construction Portfolio	1,296,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,642,827)		10,177,180

CORPORATE BONDS-0.3%
	Regional Banks-0.3%
$820,000	PNC Bank NA, Subordinated Notes, 5.250%, 1/15/2017	829,400

TOTAL CORPORATE BONDS
(Cost $830,373)		829,400

SHORT TERM INVESTMENTS-6.0%
	Commercial Paper-4.7%
$5,000,000	Exxon Corp., 0.000%, 10/6/2016	4,999,694
5,000,000	General Electric Co., 0.000%, 10/27/2016	4,998,483
5,000,000	Toyota Motor Corp., 0.000%, 10/18/2016	4,998,938
		14,997,115
	Mutual Funds-1.3%
4,273,487	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	4,273,487

TOTAL SHORT TERM INVESTMENTS
(Cost $19,270,602)		19,270,602

TOTAL INVESTMENTS-102.0%
(Cost $226,763,269)		324,754,678
OTHER ASSETS AND LIABILITIES-NET(2)-(2.0)%		(6,478,004)
NET ASSETS-100.0%		$318,276,674

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2016.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

September 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-56.1%
CONSUMER DISCRETIONARY-5.1%
	Auto Parts & Equipment-0.7%
16,714	Johnson Controls, Inc.	$777,702

	Department Stores-1.0%
24,000	Macy's, Inc.	889,200
5,000	Nordstrom, Inc.(1)	259,400
		1,148,600
	Home Improvement Retail-1.8%
6,500	Home Depot, Inc.	836,420
15,000	Lowe's Cos., Inc.(1)	1,083,150
		1,919,570
	Restaurants-1.6%
15,000	McDonald's Corp.	1,730,400

TOTAL CONSUMER DISCRETIONARY		5,576,272

CONSUMER STAPLES-8.8%
	Drugs Retail-0.8%
10,000	CVS Health Corp.	889,900

	Household Products-1.1%
13,500	Procter & Gamble Co.	1,211,625

	Hypermarkets & Super Centers-0.8%
11,500	Wal-Mart Stores, Inc.	829,380

	Packaged Foods & Meats-1.9%
10,000	JM Smucker Co.	1,355,400
7,500	Nestle SA, Sponsored ADR	592,650
		1,948,050
	Soft Drinks-2.4%
20,000	Coca-Cola Co.	846,400
16,000	PepsiCo, Inc.	1,740,320
		2,586,720
	Tobacco-1.8%
30,000	Altria Group, Inc.	1,896,900

TOTAL CONSUMER STAPLES		9,362,575

ENERGY-4.6%
	Integrated Oil & Gas-3.7%
19,100	Chevron Corp.	1,965,772
15,000	Exxon Mobil Corp.	1,309,200
9,000	Occidental Petroleum Corp.	656,280
		3,931,252
	Oil & Gas Exploration & Production-0.4%
8,000	Valero Energy Corp.	424,000
Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.5%
14,000	Marathon Petroleum Corp.(1)	$568,260

TOTAL ENERGY		4,923,512

FINANCIALS-12.3%
	Asset Management & Custody Banks-1.6%
30,000	Federated Investors, Inc., Class B	888,900
27,000	Invesco, Ltd.	844,290
		1,733,190
	Consumer Finance-1.6%
30,000	Discover Financial Services	1,696,500

	Diversified Banks-1.6%
16,000	US Bancorp	686,240
25,000	Wells Fargo & Co.	1,107,000
		1,793,240
	Insurance Brokers-1.3%
27,000	Arthur J Gallagher & Co.	1,373,490

	Other Diversified Financial Services-1.4%
22,500	JPMorgan Chase & Co.	1,498,275

	Property & Casualty Insurance-1.5%
13,000	Chubb, Ltd.	1,633,450

	Regional Banks-2.3%
25,000	BB&T Corp.	943,000
16,000	PNC Financial Services Group, Inc.	1,441,440
		2,384,440
	Retail REITS-1.0%
16,000	General Growth Properties, Inc.	441,600
12,500	National Retail Properties, Inc.	635,625
		1,077,225
TOTAL FINANCIALS		13,189,810

HEALTH CARE-4.4%
	Biotechnology-1.2%
20,000	AbbVie, Inc.	1,261,400

	Pharmaceuticals-3.2%
12,300	Eli Lilly & Co.	987,198
17,000	Merck & Co., Inc.	1,060,970
40,000	Pfizer, Inc.	1,354,800
		3,402,968
TOTAL HEALTH CARE		4,664,368

INDUSTRIALS-6.3%
	Aerospace & Defense-2.2%
7,000	Boeing Co.	922,180
6,000	Honeywell International, Inc.	699,540
6,000	United Technologies Corp.	609,600
		2,231,320
	Air Freight & Logistics-1.0%
10,000	United Parcel Service, Inc., Class B	1,093,600

Shares/Principal Amount		Value
	Industrial Conglomerates-0.8%
30,000	General Electric Co.	$888,600

	Industrial Machinery-0.5%
8,000	Eaton Corp. PLC	525,680

	Railroads-1.8%
20,000	Union Pacific Corp.	1,950,600

TOTAL INDUSTRIALS		6,689,800

INFORMATION TECHNOLOGY-8.9%
	Communications Equipment-0.9%
30,000	Cisco Systems, Inc.	951,600

	Computer Hardware-2.8%
26,000	Apple, Inc.	2,939,300

	Semiconductor Equipment-0.8%
27,000	Applied Materials, Inc.	814,050

	Semiconductors-3.6%
24,000	Intel Corp.	906,000
23,850	Microchip Technology, Inc.	1,482,039
20,000	Texas Instruments, Inc.	1,403,600
		3,791,639
	Systems Software-0.8%
14,000	Microsoft Corp.	806,400

TOTAL INFORMATION TECHNOLOGY		9,302,989

MATERIALS-1.8%
	Diversified Chemicals-1.8%
20,000	Dow Chemical Co.	1,036,600
13,000	EI du Pont de Nemours & Co.	870,610
		1,907,210
TOTAL MATERIALS		1,907,210

TELECOMMUNICATION SERVICES-2.0%
	Integrated Telecommunication Services-2.0%
25,000	AT&T, Inc.	1,015,250
20,000	Verizon Communications, Inc.	1,039,600
		2,054,850
TOTAL TELECOMMUNICATION SERVICES		2,054,850

UTILITIES-1.9%
	Electric Utilities-1.0%
13,025	Duke Energy Corp.	1,042,521

	Multi-Utilities-0.9%
13,250	Dominion Resources, Inc.	984,078

TOTAL UTILITIES		2,026,599

TOTAL COMMON STOCKS
(Cost $44,449,708)		59,697,985
Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-0.8%
18,000	SPDR® Barclays Convertible Securities ETF	$834,480

TOTAL EXCHANGE TRADED FUNDS
(Cost $800,831)		834,480

CORPORATE BONDS-13.0%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	992,323

	Banks-2.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,054,568
1,000,000	Wells Fargo & Co., 3.450%, 2/13/2023	1,032,525
		2,087,093
	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,040,413

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	903,407

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	518,909

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	497,099

	Other Diversified Financial Services-1.0%
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,069,933

	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	498,222

	Pharmaceuticals-2.5%
1,000,000	Actavis Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	1,051,188
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	546,187
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,032,240
		2,629,615

Shares/Principal Amount		Value
	Real Estate-0.7%
$750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	$769,704

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	515,420

	Semiconductors-1.0%
1,000,000	Lam Research Corp., Sr. Unsecured Notes, 3.900%, 6/15/2026	1,043,939

	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	410,758
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	802,304
		1,213,062
TOTAL CORPORATE BONDS
(Cost $13,352,152)		13,779,139

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.0%
	Federal National Mortgage Association-4.6%
1,089,263	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,170,067
707,237	Series 2012-54, Class WA, 3.000%, 4/25/2032	736,948
690,041	Series 2013-72, Class HG, 3.000%, 4/25/2033	727,066
714,525	Series 2013-9, Class KB, 2.500%, 12/25/2042	751,007
568,485	Series 2012-100, Class NA, 2.000%, 11/25/2041	571,411
923,897	Series 2015-4517, Class PC, 2.500%, 5/15/2044	948,353
		4,904,852
	Government National Mortgage Association-1.4%
613,846	Series 2012-84, Class TA, 2.500%, 3/20/2042	628,215
784,140	Series 2013-88, Class LV, 2.500%, 9/16/2026	812,072
		1,440,287
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,222,772)		6,345,139
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.5%
	Commercial Mortgage-Backed Securities-2.1%
$1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,663,460
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	528,504
		2,191,964
	Federal Home Loan Mortgage Corp.-2.0%
708,961	Pool G30681, 3.500%, 1/1/2034	756,862
408,441	Pool G18527, 3.000%, 10/1/2029	429,365
910,202	Pool C91482, 3.500%, 7/1/2032	971,913
		2,158,140
	Federal National Mortgage Association-1.4%
38,417	Pool 254831, 5.000%, 8/1/2023	42,652
467,334	Pool AM3301, 2.350%, 5/1/2023	483,809
605,927	Pool MA1449, 3.000%, 5/1/2028	638,398
172,325	Pool AE0375, 4.000%, 7/1/2025	183,861
127,653	Pool AD6175, 4.000%, 9/1/2025	135,528
		1,484,248
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $5,569,810)		5,834,352

U.S. GOVERNMENT AGENCY SECURITIES-4.6%
	Federal Farm Credit Bank-3.1%
1,300,000	2.940%, 10/27/2025	1,300,347
2,000,000	2.330%, 6/13/2028	1,988,366
		3,288,713
	Federal Home Loan Bank-1.5%
1,000,000	2.620%, 9/23/2027	996,893
450,000	5.250%, 6/10/2022	543,504
		1,540,397
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $4,768,264)		4,829,110

TAXABLE MUNICIPAL BONDS-5.8%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	562,680

	Florida-0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	348,380
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	507,089
		855,469

Shares/Principal Amount		Value
	Illinois-0.2%
$200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	$212,918

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	292,461

	Ohio-0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	702,450

	Pennsylvania-1.3%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	580,750
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	270,233
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	546,360
		1,397,343
	Utah-0.9%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	976,177

	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	559,220

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	566,875

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,624,994)		6,125,593

SHORT TERM INVESTMENTS-5.2%
	Mutual Funds-5.2%
5,467,476	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	5,467,476
		Value

TOTAL SHORT TERM INVESTMENTS
(Cost $5,467,476)		$5,467,476

TOTAL INVESTMENTS-97.0%
(Cost $86,256,007)		102,913,274
OTHER ASSETS AND LIABILITIES-NET(3)-3.0%		3,161,882
NET ASSETS-100.0%		$106,075,156

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(4)
(100)	Lowe's Cos., Inc., Expires 10/21/2016, Exercise Price $72.50	$(10,500)
(140)	Marathon Petroleum Corp., Expires 10/21/2016, Exercise Price $42.50	(9,940)
(50)	Nordstrom, Inc., Expires 10/21/2016, Exercise Price $52.50	(6,050)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $53,002)		$(26,490)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of September 30, 2016.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2016.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2016.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

September 30, 2016 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-57.5%
	Federal Home Loan Mortgage Corp.-24.6%
$276,858	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	$284,956
1,291,975	Series 2010-3758, Class FB, 1.024%, 11/15/2040, REMIC(1)	1,292,790
2,093,186	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	2,111,959
2,187,773	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,272,932
7,258,656	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	7,332,838
3,955,936	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	3,976,898
5,505,862	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	5,549,793
2,147,883	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	2,197,455
3,933,801	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	3,977,004
3,324,479	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	3,286,747
3,545,303	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	3,514,160
3,181,608	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	3,234,367
2,273,253	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	2,330,410
767,611	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	779,556
1,506,409	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,535,433
2,242,258	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	2,331,728
2,847,942	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,892,936
961,598	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	990,754
2,135,518	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	2,152,717
1,969,160	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,950,427
1,517,745	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,513,954
4,843,739	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	4,970,891
2,859,499	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	2,854,643
		63,335,348

Shares/Principal Amount		Value
	Federal National Mortgage Association-28.3%
$1,660,516	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	$1,753,730
917,851	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	926,806
1,305,523	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	1,342,677
2,855,264	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC	2,887,819
3,065,707	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,021,943
3,369,730	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,347,334
3,128,412	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,136,237
2,475,011	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	2,533,850
1,832,908	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	1,866,129
2,236,922	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	2,315,164
2,718,116	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,763,376
3,345,460	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	3,476,454
3,356,823	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	3,397,210
3,110,492	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	3,227,678
3,296,180	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	3,380,762
1,039,134	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,116,219
3,698,371	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	3,754,445
4,305,158	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	4,573,677
736,538	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	745,683
1,108,062	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	1,113,617
2,412,037	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,439,093
559,378	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	545,856
3,037,063	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	3,220,062
2,973,276	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	3,083,996
3,222,191	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	3,366,172
1,265,614	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,317,202
1,292,848	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,308,021
757,187	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	755,137

Shares/Principal Amount		Value
$4,230,253	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	$4,414,081
1,941,705	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,951,945
		73,082,375
	Government National Mortgage Association-4.6%
1,114,224	Series 2011-11, Class PC, 2.000%, 4/20/2040	1,119,795
794,883	Series 2012-48, Class MA, 2.500%, 4/16/2042	822,232
1,056,057	Series 2012-50, Class ED, 2.250%, 8/20/2040	1,076,071
2,292,133	Series 2013-38, Class KA, 1.250%, 2/20/2042	2,195,558
1,486,587	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,548,272
4,941,418	Series 2016-55, Class JA, 3.500%, 4/20/2046	5,133,685
		11,895,613
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $147,375,666)		148,313,336

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-17.3%
	Federal Home Loan Mortgage Corp.-1.4%
1,742,552	Pool T45079, 2.500%, 5/1/2030	1,793,684
506,350	Pool C91349, 4.500%, 12/1/2030	556,994
1,232,795	Pool C91361, 4.000%, 3/1/2031	1,333,996
		3,684,674
	Federal National Mortgage Association-14.1%
465,383	Pool 972080, 5.000%, 2/1/2023	500,014
1,170,871	Pool AM2737, 1.660%, 3/1/2023	1,176,108
1,494,927	Pool AT2054, 2.500%, 4/1/2028	1,543,138
4,588,962	Pool MA0641, 4.000%, 2/1/2031	4,972,284
2,532,443	Pool MA0667, 4.000%, 3/1/2031	2,743,862
1,942,628	Pool MA0695, 4.000%, 4/1/2031	2,104,202
1,200,604	Pool MA0756, 4.000%, 6/1/2031	1,290,808
3,274,364	Pool MA0818, 4.000%, 8/1/2031	3,547,721
988,411	Pool 889372, 6.000%, 12/1/2032	1,144,811
3,479,515	Pool MA1459, 3.000%, 6/1/2033	3,662,107
4,116,647	Pool AL5169, 4.000%, 4/1/2034	4,484,516
3,488,233	Pool 995026, 6.000%, 9/1/2036	4,063,319
292,852	Pool AI7929, 4.000%, 8/1/2041	314,484
955,419	Pool AL6620, 4.500%, 8/1/2042	1,066,017
1,771,318	Pool 890560, 2.500%, 9/1/2028	1,837,054
1,777,584	Pool MA1820, 2.500%, 1/1/2029	1,821,343
		36,271,788
	FGLMC Collateral-1.2%
2,887,296	4.500%, 6/1/2026	3,100,051

	Government National Mortgage Association-0.6%
625,656	Pool 589693, 4.500%, 7/15/2029	695,386
782,883	Pool G24828, 4.500%, 10/20/2040	826,437

Shares/Principal Amount		Value
		$1,521,823
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $43,210,610)		44,578,336

U.S. GOVERNMENT AGENCY SECURITIES-0.6%
	Federal Home Loan Mortgage Corp.-0.6%
$1,500,000	2.080%, 5/22/2023	1,547,465

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $1,500,000)		1,547,465

U.S. TREASURY BONDS-4.6%
	U.S. Treasury Bonds-4.6%
8,000,000	7.625%, 2/15/2025	11,887,504

TOTAL U.S. TREASURY BONDS
(cost $11,617,793)		11,887,504

TAXABLE MUNICIPAL BONDS-18.6%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	549,575

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,140,840

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	680,135

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,131,600
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,188,820
		2,320,420
	Florida-0.4%
1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	1,142,230

Shares/Principal Amount		Value
	Illinois-0.0%(2)
$4,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	$4,252

	Indiana-1.0%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	562,414
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	801,339
700,000	3.150%, 7/15/2023	729,295
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	509,724
		2,602,772
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	482,877
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	207,324
380,000	5.500%, 9/1/2023	393,950
		1,084,151
	Kentucky-0.9%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,611,371
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	328,143
315,000	5.250%, 12/1/2025	344,528
		2,284,042
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	603,575
300,000	Series A, 5.700%, 12/1/2030	354,843
500,000	Series A, 5.750%, 12/1/2033	589,020
		1,547,438
	Michigan-1.0%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	619,083
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	608,303
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	353,497
Shares/Principal Amount		Value
$825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	$911,427
		2,492,310
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	541,455

	Mississippi-0.1%
205,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	225,438

	Missouri-0.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,844,905

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	259,112

	New York-0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	579,785
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	679,485
		1,259,270
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,090,677

	Ohio-3.8%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,382,575
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	322,435
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,055,620
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	600,365
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	595,590

Shares/Principal Amount		Value
$1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	$1,102,772
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	194,398
260,000	5.500%, 12/1/2022	286,115
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,120,350
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	636,306
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	821,744
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	597,250
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,000,746
		9,716,266
	Oklahoma-0.2%
560,000	City of Oklahoma City OK, General Obligation Limited Bonds, 3.750%, 9/1/2030	615,110

	Oregon-0.7%
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	918,247
700,000	5.701%, 10/1/2030	898,366
		1,816,613
	Pennsylvania-1.2%
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,112,960
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,028,010
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	324,279

Shares/Principal Amount		Value
$500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	$547,410
		3,012,659
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,023,420

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,201,240

	Texas-2.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	590,195
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,090,730
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,238,240
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,131,760
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,537,574
		6,588,499
	Utah-0.7%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	558,035
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,135,090
		1,693,125
	Virginia-0.2%
500,000	Virginia Beach VA, Government Public Improvement Bonds, 5.200%, 3/15/2030	560,275

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	201,042
345,000	Series D, 5.000%, 6/1/2028	346,225

Shares/Principal Amount		Value
$250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	$256,742
		804,009
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $45,138,457)		48,100,238

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
2,435,624	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,435,624

TOTAL SHORT TERM INVESTMENTS
(Cost $2,435,624)		2,435,624

TOTAL INVESTMENTS-99.5%
(Cost $251,278,150)		256,862,503
OTHER ASSETS AND LIABILITIES-NET(3)-0.5%		1,264,062
NET ASSETS-100.0%		$258,126,565

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2016.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2016 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-99.1%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,059,465

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	586,255

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	701,174

	Kentucky-0.6%
740,000	Meade County, Kentucky, School District Finance Corp. Revenue Bonds, 3.000%, 11/1/2028	766,026

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,213,060

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,353,308

	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,387
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	547,410
		852,797
	Texas-0.6%
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	213,102
500,000	City of Irving, Texas, General Obligation Limited Bonds,
Shares/Principal Amount		Value
	5.000%, 9/15/2026	579,115
		$792,217
	West Virginia-93.1%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
$1,170,000	3.375%, 5/1/2022	1,256,159
400,000	4.000%, 5/1/2024	438,900
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
300,000	3.000%, 12/1/2029	308,526
880,000	4.125%, 12/1/2030	882,878
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	208,504
100,000	Series B, 2.600%, 12/1/2023	104,879
100,000	Series B, 2.800%, 12/1/2024	105,681
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
500,000	Series A, 2.200%, 12/1/2022	511,010
370,000	Series C, 3.000%, 12/1/2029	391,893
345,000	Series D, 3.000%, 12/1/2024	375,719
585,000	Series D, 3.000%, 12/1/2025	637,293
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	339,491
410,000	5.000%, 6/1/2028	503,357
655,000	5.000%, 6/1/2029	799,709
1,045,000	Series A, 3.500%, 10/1/2023	1,078,722
1,100,000	Series A, 3.650%, 10/1/2024	1,135,871
700,000	Series A, 4.650%, 3/1/2037	710,885
285,000	Series C, 3.500%, 10/1/2025	295,827
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	612,001
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,253,856
1,100,000	3.000%, 6/1/2026	1,179,761
965,000	3.000%, 6/1/2027	1,023,962
100,000	3.000%, 6/1/2030	103,631
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	211,696
205,000	3.750%, 6/1/2025	223,442
215,000	3.850%, 6/1/2026	234,896

Shares/Principal Amount		Value
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
$190,000	Series A, 2.750%, 12/1/2018	$191,377
195,000	Series A, 2.750%, 12/1/2019	196,098
895,000	Series A, 4.400%, 8/1/2025	905,212
245,000	Series A, 3.500%, 12/1/2026	246,563
250,000	Series A, 3.600%, 12/1/2027	251,512
265,000	Series A, 3.700%, 12/1/2028	266,601
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	661,158
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	195,861
190,000	Series A, 3.000%, 3/1/2026	200,693
620,000	Series A, 4.000%, 3/1/2029	696,954
405,000	Series A, 3.500%, 12/1/2030	425,870
310,000	Series B, 4.000%, 6/1/2031	345,718
135,000	Series E, 3.000%, 6/1/2023	136,164
135,000	Series E, 3.300%, 6/1/2025	136,810
125,000	Series E, 3.400%, 6/1/2026	126,673
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	351,109
275,000	4.000%, 7/1/2032	309,944
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	406,304
600,000	Series A, 2.200%, 9/1/2019	613,614
160,000	Series E, 3.000%, 6/1/2018	164,546
170,000	Series E, 3.000%, 6/1/2020	178,974
180,000	Series E, 3.000%, 6/1/2022	190,181
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	532,163
515,000	2.750%, 7/1/2023	526,484
500,000	4.000%, 7/1/2024	534,525
605,000	3.000%, 7/1/2025	618,921
575,000	3.100%, 7/1/2026	588,208
1,000,000	3.150%, 7/1/2027	1,021,610
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	316,977
300,000	3.000%, 11/1/2028	312,462
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.500%, 10/1/2016	55,000
230,000	4.000%, 10/1/2020	230,223
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	252,657
Shares/Principal Amount		Value
$490,000	Series A, 3.500%, 9/1/2027, (AGM)	$495,586
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	242,992
600,000	Series B, 4.000%, 12/1/2027	645,072
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	560,030
535,000	Series A, 3.000%, 6/1/2029	555,967
555,000	Series A, 3.000%, 6/1/2030	573,975
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	838,680
1,400,000	Series B, 3.000%, 6/1/2024	1,451,170
1,000,000	Series B, 3.100%, 6/1/2025	1,036,010
	Hampshire County Building Commission Lease Revenue Bonds:
250,000	Series A, 3.500%, 1/1/2020	257,057
720,000	Series A, 5.000%, 1/1/2030	763,294
	Hardy County, West Virginia, Board of Education:
1,285,000	2.250%, 6/1/2024	1,321,545
1,000,000	2.450%, 6/1/2026	1,027,720
610,000	2.625%, 6/1/2028	624,689
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	151,971
135,000	Series A, 3.250%, 6/1/2023	136,712
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,203,247
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,023,870
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	331,005
250,000	Series A, 4.000%, 2/1/2023	274,845
450,000	Series A, 3.000%, 2/1/2025	468,918
750,000	Series A, 3.125%, 2/1/2026	782,220
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,851,616
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	665,196

Shares/Principal Amount		Value
$3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	$3,847,050
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,203,389
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	711,995
1,220,000	3.000%, 6/1/2023	1,322,590
795,000	3.000%, 6/1/2026	852,327
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
496,000	Series A, 5.375%, 7/1/2018, (AMBAC)	519,545
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,392,670
2,505,000	Series C, 5.375%, 7/1/2021	2,810,560
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	706,870
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,927,748
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	577,910
1,000,000	4.000%, 6/1/2023	1,104,400
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,377,869
755,000	Series B, 3.500%, 11/1/2026	813,618
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,824
860,000	4.750%, 6/1/2022	862,451
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,795,216
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,789,847
315,000	Series A, 3.375%, 6/1/2029	332,303
365,000	Series B, 3.375%, 10/1/2023	393,941
390,000	Series B, 3.500%, 10/1/2024	422,081
Shares/Principal Amount		Value
$415,000	Series B, 3.625%, 10/1/2025	$449,951
435,000	Series B, 3.750%, 10/1/2026	472,484
545,000	Series C, 3.000%, 6/1/2023	588,328
310,000	Series C, 3.500%, 6/1/2030	327,059
515,000	Series D, 5.000%, 6/1/2025	647,468
600,000	Series D, 3.250%, 6/1/2028	633,858
330,000	Series D, 3.375%, 6/1/2029	348,127
355,000	Series D, 3.500%, 6/1/2030	374,536
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	519,430
2,050,000	2.500%, 12/15/2022	2,084,256
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,892
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	344,748
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,082,810
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,688,055
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	249,293
405,000	Series A, 4.000%, 4/1/2020	441,891
300,000	Series A, 4.250%, 4/1/2023	305,085
485,000	Series A, 5.000%, 4/1/2026	546,546
360,000	Series B, 3.200%, 4/1/2024	383,897
375,000	Series B, 3.375%, 4/1/2025	402,082
385,000	Series B, 3.500%, 4/1/2026	413,221
400,000	Series B, 3.600%, 4/1/2027	429,448
825,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	826,130
	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement):
1,000,000	Series D, 5.375%, 6/1/2028, (AGM)	1,089,120
1,000,000	Series D, 4.000%, 6/1/2029	1,122,470
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	603,990
325,000	Series A, 3.600%, 5/1/2022	349,791
1,340,000	Series A, 3.200%, 11/1/2023	1,419,556
645,000	Series A, 3.800%, 11/1/2024	679,314

Shares/Principal Amount		Value
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
$450,000	4.125%, 7/1/2017	$460,489
450,000	4.250%, 7/1/2018	474,102
310,000	5.000%, 7/1/2026	331,709
500,000	Series A, 3.000%, 7/1/2025	531,725
700,000	Series A, 3.125%, 7/1/2026	743,267
200,000	Series B, 3.000%, 7/1/2018	206,420
370,000	Series B, 4.000%, 7/1/2023	403,785
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	623,680
515,000	Series A, 5.000%, 7/1/2026	625,324
535,000	Series A, 5.000%, 7/1/2027	648,088
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	346,350
340,000	Series A, 2.550%, 10/1/2021	348,320
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	428,617
500,000	Series A, 5.000%, 10/1/2027	598,610
345,000	Series B, 5.000%, 10/1/2025	403,374
750,000	Series B, 4.125%, 10/1/2031	821,580
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,111,887
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,495
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	521,852
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	284,275
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,575,918
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	645,947
600,000	Series A-II, 3.250%, 11/1/2025	645,942
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,003,210
Shares/Principal Amount		Value
$900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	$902,313
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,002,840
725,000	Series B-II, 4.000%, 11/1/2025	819,025
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,575
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,003,210
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,541
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,107,710
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
625,000	Series A, 3.000%, 6/1/2018	645,050
875,000	Series A, 3.000%, 6/1/2019	909,038
		113,309,410
TOTAL MUNICIPAL BONDS
(Cost $115,517,226)		120,633,712

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
602,050	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	602,050

TOTAL SHORT TERM INVESTMENTS
(Cost $602,050)		602,050

TOTAL INVESTMENTS-99.6%
(Cost $116,119,276)		121,235,762
OTHER ASSETS AND LIABILITIES-NET(1)-0.4%		456,395
NET ASSETS-100.0%		$121,692,157

(1)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2016.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
September 30, 2016 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››
Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$89,710,737	$–	$–	$89,710,737
Short Term Investments	4,862,349	–	–	4,862,349
Total	$94,573,086	$–	$–	$94,573,086

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$294,477,496	$–	$–	$294,477,496
Exchange Traded Funds	10,177,180	–	–	10,177,180
Corporate Bonds	–	829,400	–	829,400
Short Term Investments
Commercial Paper	–	14,997,115	–	14,997,115
Mutual Funds	4,273,487	–	–	4,273,487
Total	$308,928,163	$15,826,515	$–	$324,754,678

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$59,697,985	$–	$–	$59,697,985
Exchange Traded Funds	834,480	–	–	834,480
Corporate Bonds	–	13,779,139	–	13,779,139
U.S. Government Agency - Collateralized Mortgage Obligations	–	6,345,139	–	6,345,139
U.S. Government Agency - Mortgage Backed Securities	–	5,834,352	–	5,834,352
U.S. Government Agency Securities	–	4,829,110	–	4,829,110
Taxable Municipal Bonds	–	6,125,593	–	6,125,593
Short Term Investments	5,467,476	–	–	5,467,476
Total	$65,999,941	$36,913,333	$–	$102,913,274

Other Financial Instruments
Liabilities
Written Options	$(26,490)	$–	$–	$(26,490)
Total	$(26,490)	$–	$–	$(26,490)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$148,313,336	$–	$148,313,336
U.S. Government Agency - Mortgage Backed Securities	–	44,578,336	–	44,578,336
U.S. Government Agency Securities	–	1,547,465	–	1,547,465
U.S. Treasury Bonds	–	11,887,504	–	11,887,504
Taxable Municipal Bonds	–	48,100,238	–	48,100,238
Short Term Investments	2,435,624	–	–	2,435,624
Total	$2,435,624	$254,426,879	$–	$256,862,503

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$120,633,712	$–	$120,633,712
Short Term Investments	602,050	–	–	602,050
Total	$602,050	$120,633,712	$–	$121,235,762

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2016. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:
››	Buy call options on a security in anticipation of an increase in the value of the security; and
››
Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:
››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››
Write put options on a security to generate income from premiums, and in anticipation of an increase or only  limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the nine months ended September 30, 2016:

WesMark Balanced Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2015	-	$-
Positions opened	(3,309)	(245,988)
Closed	388	25,648
Exercised	930	71,805
Options expired	1,701	95,533
Expired	-	-
Outstanding, Sept 30, 2016	(290)	(53,002)

Market Value, Sept 30, 2016	(290)	$(53,002)

4. Unrealized Appreciation/(Depreciation)

At September 30, 2016 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$30,076,511	$(508,027)	$29,568,484	$65,004,602
Growth Fund	$99,961,408	$(1,969,999)	$97,991,409	$226,763,269
Balanced Fund	$17,086,767	$(429,500)	$16,657,267	$86,256,007
Government Bond Fund	$5,918,603	$(334,250)	$5,584,353	$251,278,150
West Virginia Municipal Bond Fund	$5,126,088	$(9,602)	$5,116,486	$116,119,276

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2016, 27% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 28, 2016

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 28, 2016